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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:     (781) 235-7055

Date of fiscal year end:       October 31

Date of reporting period:      July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	July 30, 2014

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

New Century Portfolios' Form N-PX (Annual Proxy Voting record) (07/01/13 - 06/30/14)
New Century Portfolios
New Century Capital Portfolio
Ticker: NCCPX
Proxy Voting Record: 07/01/13 - 06/30/14
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/02/13	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2013	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Other Matters	Issuer	Yes	For	For
Putnam Equity Income CL Y	PEIYX	746745-405	02/27/14	Approve a new management agreement	Issuer	Yes	For	For
Putnam Equity Income CL Y	PEIYX	746745-405	02/27/14	Elect Directors	Issuer	Yes	For	For
Putnam Equity Income CL Y	PEIYX	746745-405	02/27/14	Approve an amended and restated Declaration of Trust	Issuer	Yes	For	For
Putnam Equity Income CL Y	PEIYX	746745-405	02/27/14	Other Matters	Issuer	Yes	For	For
Putnam Equity Spectrum Fund CL Y	PYSYX	74676P-219	02/27/14	Approve a new management agreement	Issuer	Yes	For	For
Putnam Equity Spectrum Fund CL Y	PYSYX	74676P-219	02/27/14	Elect Directors	Issuer	Yes	For	For
Putnam Equity Spectrum Fund CL Y	PYSYX	74676P-219	02/27/14	Approve an amended and restated Declaration of Trust	Issuer	Yes	For	For
Putnam Equity Spectrum Fund CL Y	PYSYX	74676P-219	02/27/14	Other Matters	Issuer	Yes	For	For
Ridgeworth Large Cap Value Equity CL I	STVTX	76628R-672	03/12/14	Elect Directors	Issuer	Yes	For	For
Ridgeworth Large Cap Value Equity CL I	STVTX	76628R-672	03/12/14	Approve an amendment to the Trust's Agreement and Declaration of Trust	Issuer	Yes	For	For
Ridgeworth Large Cap Value Equity CL I	STVTX	76628R-672	03/12/14	Approve the implementation of a Manager of Managers Arrangement	Issuer	Yes	For	For
Ridgeworth Large Cap Value Equity CL I	STVTX	76628R-672	03/12/14	Approve new invsetment advisory agreement between Ridgeworth Investments and the Trust	Issuer	Yes	For	For
Ridgeworth Large Cap Value Equity CL I	STVTX	76628R-672	03/12/14	Approve a new sub-advisory agreement between Ridgeworth Investments and Ceredex Value Advisors LLC	Issuer	Yes	For	For
Ridgeworth Large Cap Value Equity CL I	STVTX	76628R-672	03/12/14	Other Matters	Issuer	Yes	For	For
JP Morgan Funds (JPMorgan Value Advantage Fund -Institutional)	JVAIX	4812A2-587	06/10/14	Elect Directors	Issuer	Yes	For	For
JP Morgan Funds (JPMorgan Value Advantage Fund -Institutional)	JVAIX	4812A2-587	06/10/14	Other Matters	Issuer	Yes	For	For

New Century Portfolios
New Century Balanced Portfolio
Ticker: NCIPX
Proxy Voting Record: 07/01/13 - 06/30/14
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/02/13	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2013	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Other Matters	Issuer	Yes	For	For
JP Morgan Funds (JPMorgan Value Advantage Fund -Institutional)	JVAIX	4812A2-587	06/10/14	Elect Directors	Issuer	Yes	For	For
JP Morgan Funds (JPMorgan Value Advantage Fund -Institutional)	JVAIX	4812A2-587	06/10/14	Other Matters	Issuer	Yes	For	For

New Century Portfolios
New Century International Portfolio
Ticker: NCFPX
Proxy Voting Record: 07/01/13 - 06/30/14
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/02/13	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2013	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Other Matters	Issuer	Yes	For	For
Wisdomtree Japan Hedged Equity Fund	DXJ	97717W-851	03/11/14	Elect Directors	Issuer	Yes	For	For
Wisdomtree Japan Hedged Equity Fund	DXJ	97717W-851	03/11/14	Other Matters	Issuer	Yes	For	For
JP Morgan Funds (JPMorgan Latin America Fund -Select)	JLTSX	4812A3-478	06/10/14	Elect Directors	Issuer	Yes	For	For
JP Morgan Funds (JPMorgan Latin America Fund -Select)	JLTSX	4812A3-478	06/10/14	Other Matters	Issuer	Yes	For	For

New Century Portfolios
New Century Alternative Strategies Portfolio
Ticker: NCHPX
Proxy Voting Record: 07/01/13 - 06/30/14
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
The Merger Fund	MERFX	589509-108	07/16/13	Elect Directors	Issuer	Yes	For	For
Blackrock Enhanced Equity Dividend Trust	BDJ	09251A-104	07/30/13	Elect Directors	Issuer	Yes	For	For
Blackrock Enhanced Equity Dividend Trust	BDJ	09251A-104	07/30/13	Other Matters	Issuer	Yes	For	For
Touchstone Merger Arbitrage Fund Instl. Cl	TMGLX	89155T-698	08/02/13	Elect Directors	Issuer	Yes	For	For
Touchstone Merger Arbitrage Fund Instl. Cl	TMGLX	89155T-698	08/02/13	Other Matters	Issuer	Yes	For	For
Northern Lights Fund Trust (MutualHedge Frontier Legends Fund-I)	MHFIX	66537X-555	09/10/13	Elect Directors	Issuer	Yes	For	For
Northern Lights Fund Trust (MutualHedge Frontier Legends Fund-I)	MHFIX	66537X-555	09/10/13	Other Matters	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2013	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/02/13	Other Matters	Issuer	Yes	For	For
Aberdeen Asia-Pacific Income Fund-Com	FAX	003009-107	03/27/14	Elect Directors	Issuer	Yes	For	For
Aberdeen Asia-Pacific Income Fund-Com	FAX	003009-107	03/27/14	Other Matters	Issuer	Yes	For	For
RS Investment Trust (RS Global Natural Resources Fund)	RSNRX	74972H-705	05/23/14	Elect Directors	Issuer	Yes	For	For
RS Investment Trust (RS Global Natural Resources Fund)	RSNRX	74972H-705	05/23/14
Approve a sub-advisory agreement between RS Investment Management Co. LLC and SailingStone Capital Partners LLC, pursuant to which SailingStone would serve as sub-adviser to the Global Natural Resources Fund.
					Issuer	Yes	For	For
RS Investment Trust (RS Global Natural Resources Fund)	RSNRX	74972H-705	05/23/14	Other Matters	Issuer	Yes	For	For